Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill and Other Intangible Assets
Amortization expense relating to intangible assets	$ 317	$ 241	$ 252
Goodwill impairment charge	$ 172